Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity
8. Stockholders’ Equity
Common Stock
The following table details the movement in the Company’s outstanding shares for each class of common stock:

	Three Months Ended March 31, 2022
	Class T	Class I	Class A	Class TX	Total
December 31, 2021	—	151,286	23,445,174	17,520	23,613,980
Issuance of common stock	1,383,323	456,277	—	—	1,839,600
Distribution reinvestment	19	456	26,120	5	26,600
Repurchases of common stock	—	—	(183,049)	—	(183,049)

March 31, 2022	1,383,342	608,019	23,288,245	17,525	25,297,131

Common Stock Distributions
Distributions on our common stock are determined by the board of directors based on our financial condition and other relevant factors. Common stockholders may choose to receive cash distributions or purchase additional shares through our distribution reinvestment plan. For the three months ended March 31, 2022, we paid aggregate distributions of approximately $4.6 million, including $4.2 million distributions paid in cash and approximately $0.4 million of distributions reinvested through our distribution reinvestment plan. For the three months ended March 31, 2021, we paid aggregate distributions of approximately $1.5 million, all paid in cash due to our distribution reinvestment plan being suspended.
We declared the following monthly distributions for each share of our common stock as shown in the table below:

Shareholder Record Date	Monthly Rate	Annually
January 31, 2022	$0.05833333	$0.70
February 28, 2022	$0.05916667	$0.71
March 31, 2022	$0.05916667	$0.71
For the three months ended March 31, 2021, distributions were at a daily rate of $0.00013699, or $0.50 annually, per common share.
Repurchases
During the three months ended March 31, 2022, we repurchased 183,049 shares of common stock pursuant to our share repurchase program for approximately $3.1 million, at an average repurchase price of $16.98. No shares of common stock were repurchased during the three months ended March 31, 2021.

9. Stockholders’ Equity
Common Stock
The following table summarizes the changes in the shares outstanding for each class of outstanding common stock for the periods presented below:

	Class
	I	A	TX	Total
Balance at December 31, 2019	—	8,851,759	—	8,851,759
Issuance of common stock	—	3,283,713	17,500	3,301,213
Distribution reinvestment	—	110,606	18	110,624
Repurchases of common stock	—	(31,307)	—	(31,307)

Balance at December 31, 2020	—	12,214,771	17,518	12,232,289

Issuance of common stock	151,286	—	—	151,286
Distribution reinvestment	—	8,660	2	8,662
Repurchases of common stock	—	(203,537)	—	(203,537)
CRII Merger	—	430,070	—	430,070
CMRI Merger	—	5,762,253	—	5,762,253
CMRII Merger	—	5,232,957	—	5,232,957

Balance at December 31, 2021	151,286	23,445,174	17,520	23,613,980

Common Stock Distributions
Distributions on our common stock are determined by the board of directors based on our financial condition and other relevant factors. Common stockholders may choose to receive cash distributions or purchase additional shares through our distribution reinvestment plan. For the year ended December 31, 2021, we paid aggregate distributions of approximately $9.6 million, including $9.5 million distributions paid in cash and $0.1 million of distributions reinvested through our distribution reinvestment plan. For the year ended December 31, 2020, we paid aggregate distributions of approximately $5.2 million, including $4.1 million distributions paid in cash and $1.1 million of distributions reinvested through our distribution reinvestment plan.
Distributions were at a daily rate of $0.00013699, or $0.50 annually, per common share during the year ended December 31, 2020 and for the period of January 1, 2021 through August 30, 2021. In September 2021, we began declaring monthly distributions for each share of our common stock as shown in the table below:

Shareholder Record Date	Monthly Rate	Annually
September 25, 2021	$0.04333333	$0.52
October 29, 2021	0.04333333	0.52
November 30, 2021	0.05416667	0.65
December 31, 2021	0.05666667	0.68
For the year ended December 31, 2021, 100% (unaudited) of distributions to stockholders were reported as a return of capital or, to the extent they exceed a stockholder’s adjusted tax basis, as gains from the sale or exchange of property.
Repurchases
During the year ended December 31, 2021, we repurchased 203,537 shares of Class A common stock pursuant to our share repurchase program for $2.6 million, at an average repurchase price of $12.90. During the year ended December 31, 2020, we repurchased 31,307 shares of Class A common stock pursuant to our share repurchase program for $0.3 million, at an average repurchase price of $8.58. No shares of Class TX common stock were repurchased during the years ended December 31, 2021 and 2020. No shares of Class I common stock were repurchased during the year ended December 31, 2021.